Intangible Assets (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Gross carrying amounts
Balance			$ 164,076,731
Foreign currency translation			76,214
Balance	164,152,945		164,152,945
Accumulated amortization
Balance			25,739,786
Amortization expense	4,092,313	2,548,542	8,181,251	4,977,454
Foreign currency translation			17,868
Balance	33,938,905		33,938,905
Total amortized intangible assets	130,214,040		130,214,040		138,336,945
Unamortized intangible assets:
Balance			17,754,136
Foreign currency translation			8,246
Balance	17,762,382		17,762,382
Bad Debt Guarantee [Member]
Gross carrying amounts
Balance			606,374
Foreign currency translation			414
Balance	606,788		606,788
Accumulated amortization
Balance			320,842
Amortization expense			63,632
Foreign currency translation			133
Balance	384,607		384,607
Total amortized intangible assets	222,181		222,181
Non Compete Agreement [Member]
Gross carrying amounts
Balance			1,824,021
Foreign currency translation			628
Balance	1,824,649		1,824,649
Accumulated amortization
Balance			325,156
Amortization expense			88,127
Foreign currency translation			310
Balance	413,593		413,593
Total amortized intangible assets	1,411,056		1,411,056
Profit Interest Agreement [Member]
Gross carrying amounts
Balance			161,646,336
Foreign currency translation			75,172
Balance	161,721,508		161,721,508
Accumulated amortization
Balance			25,093,788
Amortization expense			8,029,492
Foreign currency translation			17,425
Balance	33,140,705		33,140,705
Total amortized intangible assets	$ 128,580,803		$ 128,580,803